                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ]    is a restatement.
                                       [   ]   adds new holdings
                                               entries.

Institutional Investment Manager Filing this Report:

Name:    Fort Hill Capital LLC
Address: 2 Jericho Plaza
         Jericho, NY 11753


Form 13F File Number: 28-5535

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Allen Jebsen
Title:   Managing Member
Phone:   (516) 719-8686

Signature, Place, and Date of Signing:

         /s/Allen Jebsen         Jericho, New York     11/14/00
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]





































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     53

Form 13F Information Table Value Total:     $252,292
                                            [thousands]


List of Other Included Managers:  None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]
























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

                                                   FORM 13F INFORMATION TABLE

   COLUMN 1        COLUMN 2      COLUMN 3   COLUMN 4  COLUMN 5          COLUMN 6        COLUMN 7         COLUMN 8
   ---------       --------      --------   --------  --------          ---------       --------         --------
                                                                  INVESTMENT DISCRETION          VOTING AUTHORITY (SHARES)
                                          FAIR MARKET                    SHARED
                                  CUSIP      VALUE    SHRS OR    SOLE   SHARED  OTHER    OTHER   SOLE    SHARED     NONE
NAME OF ISSUER    TITLE OF CLASS  NUMBER    (X$1000)  PRN AMT    (A)     (B)    (C)      MGR.     (A)      (B)       (C)
--------------    -------------   ------  ----------- -------    ---    -----   ----     ------  ------  -------   ------

Abbott Labs. (ABT)      Common    002824100    13,267   SH         Sole                            278945
Akai Holdings Ltd.
 (Semi Tech Global)     ORD       G8020P-10-6       5   SH         Sole                           1540000
Allianz A.G. Regd. NPV  Reg.      DE0008404005  1,114   SH         Sole                              3400
Alza Corp. (AZA)        Common    022615108      1280   SH         Sole                             14800
American Express Co.    Common    025816109       383   SH         Sole                              6300
American Standard (ASD) Common    029712106      1778   SH         Sole                             40000
Amvescap PLC            ORD       GB0001282697    274   SH         Sole                             12699
Anderson GRP Inc.       Common    0335011070      843   SH         Sole                             75001
Apple Computer Inc.     Common    037833100      3064   SH         Sole                            119000
AT&T Corp. (T)          Common    001957109       297   SH         Sole                             10100
Charles Schwab Corp.
 (SCH)                  Common    808513105    57,048   SH         Sole                           1606975
Citigroup Inc. (C)      Common    172967101     18629   SH         Sole                            344582
City Developments       Common    SGIR89002252    293   SH         Sole                             60000
DaimlerChrysler AG
 (DCX)                  Common    DE0007100000  13282   SH         Sole                            299224
Deutsche Bank ADR
 (DTBKY)                ADR       251525309       823   SH         Sole                              9925
Deutsche Bank Ord       ORD       DE0005140008   9193   SH         Sole                            110864
Dresdner Finance BV     Warrants  DE0008046251    491   SH         Sole                             24000
Estee Lauder Cos. Inc.
 CL A                   Class A   518439104      1319   SH         Sole                             36000
Gillette Co. (G)        Common    375766102      3131   SH         Sole                            101400
Goldman Sachs Group,
 Inc.                   Common    38141G104     13199   SH         Sole                            115841
Intel Corp. (INTC)      Common    458140100       308   SH         Sole                              7400
Intl. Business Machs
 Corp. (IBM)            Common    459200100      1429   SH         Sole                             12702
Iregent.com Ltd.        Warrants  KYG747871211      1   SH         Sole                             24000
Iregent.com Ltd.        Common    KYG747871054     18   SH         Sole                            120000
Kimberly Clark (KMB)    Common    494368103      2791   SH         Sole                             50000
Lernout & Hauspie
 Speech Prodts N.V.     Nasdaq    B5628B-10-4     263   SH         Sole                             20000
Lilly, Eli & Co.        Common    532457108      6121   SH         Sole                             75456
Loewen Group            Common    54042L-10-0       3   SH         Sole                             15000



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

Lucent Technologies
 Inc. (LU)              Common    549463107      3320   SH         Sole                            108632
McDonald's Corp. (MCD)  Common    580135101       906   SH         Sole                             30000
Merck  Co. Inc. (MRK)   Common    589331107      5226   SH         Sole                             70200
Merrill Lynch & Co.
 Inc. (MER)             Common    590188108      7901   SH         Sole                            119714
Metro Alli. Hldg. N/c Fr
 Marsman & Co. Inc. B   Class B   PHY5853S1161     14   SH         Sole                            750000
Morgan Stnly Dean Witter
 (MWD)                  Common    617446448      1646   SH         Sole                             18006
Motorola Inc. (MOT)     Common    620076109      6619   SH         Sole                            234304
Multex.Com              Common    625367107       171   SH         Sole                             10000
Netro (NTRO)            Common    64114R109      1778   SH         Sole                             30000
Nokia Corp. Spon Adr
 (NOK)                  ADR       654902204       350   SH         Sole                              8800
Oracle Corp.            Common    68389X105       236   SH         Sole                              3000
Pfizer (PFE)            Common    717081103      1348   SH         Sole                             30001
Philip Morris Cos. Inc.
 (MO)                   Common    718154107     1,706   SH         Sole                             57950
Porsche AG Non Vtg
 PFD F (PSEPF)          Preferred DE0006937733   1374   SH         Sole                               380
RCN Corp. (RCNC)        Common    749361101      9182   SH         Sole                            442500
Safeway Inc. (SWY)      Common    786514208       934   SH         Sole                             20000
Software.com            Common    83402P1049     1458   SH         Sole                              8036
Sony Corp. Adr New
 (SNE)                  ADR       835699307     10945   SH         Sole                            108432
Steinway Musical
 Instruments (LVB)      Common    858495104     14182   SH         Sole                            813280
Sun Microsystems Inc.
 (SUNW)                 Common    866810104       823   SH         Sole                              7000
Texas Instruments Inc.
 (TXN)                  Common    882508104      1133   SH         Sole                             24000
360 Networks Inc.
 (TSIX)                 Common    88575T2056      222   SH         Sole                             11295
Viacom Inc. (VIA/B)     Class B   925524308      2221   SH         Sole                            37,975
Vodafone Airtouch Adr F
 (VOD)                  ADR       92857T107       370   SH         Sole                             10000
Voicestream Wireless
 Corp.                  Common    928615103       580   SH         Sole                              5000













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